UNINCORPOATED ARRANGEMENT SMM FUNDING ARRANGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Joint Arrangements [Abstract]
Schedule of Repurchase Option Liability
The Côté repurchase option liability as at December 31, 2024 consists of:

		December 31,	December 31,
	Notes	2024	2023
Repurchase price:
Balance, beginning of the year		$350.8	$—
Funding obligations contributed by SMM		—	250.0
Incremental funding by SMM due to increased ownership		46.9	77.1
Repurchase option fee included in repurchase price[1]		—	23.7
9.7% pre-Commercial Production gold received by SMM	31	(18.4)	—
Other		(1.6)	—
Repurchase of Transferred Interests		(377.7)	—
Balance, end of the year		—	350.8

Fees and balances not included in repurchase price:
Balance, beginning of the year		(5.5)	—
Repurchase option fee accrued[1]	30	32.7	—
Repurchase option fee paid[1]		(32.7)	—
Deferred cost on waiver of operator fee		(2.0)	(6.5)
Amortization of deferred operator fee		7.5	1.0
Balance, end of the year		$—	$(5.5)

Côté repurchase option liability		$—	$345.3

Current portion		$—	$—
Non-current portion		$—	$345.3
		$—	$345.3
1.Repurchase option fees of $17.5 million (December 31, 2023 - $23.7 million) were capitalized to Côté Gold construction in progress. Subsequent to August 1, 2024, the repurchase option fees are included in finance costs (note 30). Commencing in 2024, the repurchase option fee was paid quarterly.